--------------------------------------------------------------------------------
                          A Letter To Our Shareholders


Dear Shareholder:

     Money market securities produced competitive returns commensurate with low levels of risk during the six-month period ended February 28, 1997. When the period began, the economic environment was one of subdued growth, unchanged monetary policy, relatively low interest rates and low inflation, albeit with a moderately upward bias. These conditions soon changed: the fourth quarter of 1996 saw more robust economic growth than most economists had expected. Yet, the absence of accompanying inflationary pressures has enabled the Federal Reserve Board to hold monetary policy steady and keep interest rates low. Excelsior Institutional Money Fund's annualized current 7-day yield for the period ended February 28, 1997 was 5.31% and for the same period the Fund's annualized effective 7-day yield was 5.45% after taking into account the effect of compounding.*

     Throughout the period, the Portfolio was managed in a manner consistent with providing liquidity and as high a level of current income as is consistent with the preservation of capital. Through its investment in the Portfolio, Excelsior Institutional Money Fund seeks to offer an attractive yield and a competitive expense ratio by investing in a high-quality portfolio of short-term domestic and foreign dollar denominated money market instruments.

     This Semi-Annual Report reviews the Fund and Portfolio's investment activities and performance over the past six months. On behalf of the Board of Trustees and staff of Excelsior Funds, I want to extend our sincere appreciation to all of our shareholders. We thank you for your confidence and participation and we look forward to continuing to help you achieve your financial goals.


/s/ Frederick S. Wonham
------------------------------
Frederick S. Wonham
Chairman of the Board and President



April 21, 1997

*Annualized effective yield is based upon dividends declared daily and reinvested monthly.

The shares of the Fund are neither insured nor guaranteed by the U.S. Government. While the Fund seeks to maintain a stable net asset value of $1.00 per share, there can be no assurance that it will be able to do so on a continuing basis.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY OR GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE BANK INSURANCE FUND, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

Excelsior Institutional Money Fund
--------------------------------------------------------------------------------
Statement Of Assets And Liabilities February 28, 1997 (unaudited)

Assets:
Investment in Cash Reserves Portfolio (the "Portfolio"), at value
 Note 1) ..............................................................
                                                                                $278,737,708
Deferred organization expenses (Note 1)  ..............................
                                                                                      71,732
                                                                                -------------
 Total assets  ........................................................
                                                                                 278,809,440
                                                                                -------------
Liabilities:
Dividends payable  ....................................................
                                                                                     731,047
Shareholder servicing fees payable (Note 2)  ..........................
                                                                                     299,508
Organization expenses payable (Note 1)   ..............................
                                                                                      36,540
Administration fees payable (Note 2)   ................................
                                                                                       7,957
Sub-transfer agent fees payable (Note 2)   ............................
                                                                                       9,067
Other accrued expenses   ..............................................
                                                                                      25,283
                                                                                -------------
 Total liabilities   ..................................................
                                                                                   1,109,402
                                                                                -------------
Net Assets for 277,700,038 shares of beneficial interest outstanding
                                                                                $277,700,038
                                                                                =============
Represented by:
Paid - in capital  ....................................................
                                                                                $277,700,038
                                                                                =============
Net Asset Value, Offering Price and Redemption Price Per Share   ......
                                                                                $       1.00
                                                                                =============

Excelsior Institutional Money Fund
--------------------------------------------------------------------------------
Statement Of Operations
Six Months Ended February 28, 1997 (unaudited)

Investment Income from Portfolio (Note 1):
 Interest Income (includes $17,862 of net realized gains)......                     $ 9,232,054
 Allocated expenses  ..........................................                        (165,796)
                                                                                    ------------
    Net investment income from Portfolio  .....................                       9,066,258
Expenses (Note 1):
 Shareholder servicing fees (Note 2) ..........................     $   411,275
 Administration fees (Note 2)  ................................          16,451
 Professional fees   ..........................................          68,001
 Registration fees   ..........................................          27,832
 Amortization of organization expenses (Note 1)  ..............          21,159
 Insurance expense   ..........................................          15,000
 Sub-transfer agent fees (Note 2)  ............................          12,903
 Trustees' fees and expenses (Note 2)  ........................          10,750
 Prospectus and shareholders' reports  ........................           9,927
 Miscellaneous expenses  ......................................           2,195
                                                                     -----------
    Total expenses  ...........................................         595,493
    Less: Waiver of shareholder servicing fees (Note 2)   .....        (346,191)
                                                                  -----------
    Net expenses  .............................................                         249,302
                                                                                    ------------
Net investment income from operations  ........................                     $ 8,816,956
                                                                                    ============

                       See Notes to Financial Statements

Excelsior Institutional Money Fund
--------------------------------------------------------------------------------
Statement Of Changes In Net Assets

                                                              Six Months Ended
                                                              February 28, 1997        Year Ended
                                                                 (unaudited)         August 31, 1996
                                                              --------------------   -----------------
Increase (Decrease) in Net Assets:
Net investment income from operations  ....................   $      8,816,956       $     24,959,689
                                                                ----------------      ----------------
Dividends to shareholders from net investment income ......         (8,816,956)           (24,959,689)
                                                                ----------------      ----------------
Transactions in Shares of Beneficial Interest
 ($1.00 Per Share)
Net proceeds from shares sold  ............................      2,034,551,281          7,575,712,521
Reinvestment of dividends  ................................          3,903,723             10,759,256
Cost of shares redeemed  ..................................     (2,054,044,484)        (7,931,293,122)
                                                                ----------------      ----------------
 Net decrease in net assets resulting from
   transactions in shares of beneficial interest ..........        (15,589,480)          (344,821,345)
                                                                ----------------      ----------------
 Total decrease in net assets  ............................        (15,589,480)          (344,821,345)
Net Assets:
Beginning of period  ......................................        293,289,516            638,110,861
                                                                ----------------      ----------------
End of period  ............................................   $    277,700,036       $    293,289,516
                                                                ================      ================

Excelsior Institutional Money Fund
-------------------------------------------------------------------------------
Financial Highlights

                                                                                                             For the Period
                                                               Six                                          November 8, 1993
                                                           Months Ended                                     (Commencement of
                                                        February 28, 1997        Year Ended August 31,       Operations) to
                                                           (unaudited)           1996           1995        August 31, 1994
                                                        --------------------  -------------  -------------  ------------------
Net Asset Value, beginning of period  ................     $     1.00         $    1.00         $    1.00      $    1.00
Net investment income from operations ................         0.0263            0.0547            0.0579         0.0308
Dividends from net investment income  ................        (0.0263)          (0.0547)          (0.0579)       (0.0308)
                                                           ------------       ----------        ----------    ------------
Net Asset Value, end of period  ......................     $     1.00         $    1.00         $    1.00      $    1.00
                                                           ============       ==========        ==========    ============
Total Return  ........................................           5.39%(2)          5.61%             5.95%          3.87%(2)
Ratios:
 Net investment income to average net assets(1) ......           5.31%(2)          5.55%             5.59%          4.39%(2)
 Expenses to average net assets(1)  ..................           0.25%(2)          0.25%             0.25%          0.19%(2)
Total net assets, end of period (000's omitted) ......     $  277,700        $  293,290        $  638,111     $  770,658
------------
(1) Reflects the Fund's proportionate share of the Portfolio's expenses as well as voluntary fee waivers by agents of the Port-
    folio and the Trust. If the voluntary fee waivers had not been in place, the ratios of net investment income and expenses to average net assets would have been as follows:
    Net investment income to average net assets  ........           5.10%(2)          5.11%            5.16%           4.28%(2)
    Expenses to average net assets ......................           0.46%(2)          0.69%            0.68%           0.31%(2)
(2) Annualized.


                       See Notes to Financial Statements

Excelsior Institutional Money Fund
--------------------------------------------------------------------------------
Notes To Financial Statements (unaudited)

(1) Significant Accounting Policies

Excelsior Institutional Money Fund (the "Fund") is a series of Excelsior Funds (the "Trust") and is registered under the Investment Company Act of 1940 as an open-end diversified management investment company. Signature Broker-Dealer Services, Inc., ("Signature") serves as administrator and distributor to the Fund.

It is the Fund's policy, to the extent possible, to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, valuation, dividend and distribution policies to enable it to do so.

The Fund invests all of its investable assets in Cash Reserves Portfolio (the "Portfolio"), an open-end diversified management investment company for which Citibank, N.A. serves as Investment Adviser. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (5.01% at February 28, 1997).

The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

A. Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B. Investment Income -- The Fund earns interest income, net of Portfolio expenses, daily on its investment in the Portfolio. Realized gain and loss from securities transactions are recorded by the Portfolio on the identified cost basis, when recognized, and allocated to the Fund, along with net investment income, based on its investment in the Portfolio.

C. Dividends to Shareholders -- Dividends from net investment income are declared daily and paid monthly. Distributions from net realized gains or losses, if any, are declared daily as income and paid monthly.

D. Federal Income Taxes -- It is the policy of the Fund to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

E. Expenses -- The Fund bears all costs of its operations other than expenses specifically assumed by Signature.

F. Deferred Organization Expenses -- Organization expenses have been deferred and are being amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Fund. The amount paid by the Fund on any redemption of the Fund's Initial Shares, will be reduced by the pro rata portion of any unamortized organization expenses which the number of Initial Shares redeemed bears to the total number of Initial Shares outstanding immediately prior to such redemption.

G. Other -- All the net income of the Portfolio is allocated pro rata among the Fund and the other investors in the Portfolio at the time of such determination.

(2)  Administration Fee And Other Transactions With Affiliates

A. Pursuant to an Administrative Services Agreement ("the Agreement"), Signature provides management and administrative services necessary for the operations of the Trust and furnishes office facilities required for conducting the business of the Trust. Certain officers of Signature serve as officers of the Trust and are compensated by Signature. For its services under the Agreement, Signature receives a fee, payable monthly, at an annual rate of 0.01% of the average daily net assets of the Fund, subject to an annual minimum payment of $20,000. For the six months ended February 28, 1997, the Fund accrued administration fees totaling $16,451. Signature receives no compensation from the Fund in its capacity as distributor of the Fund's shares.

Excelsior Institutional Money Fund
--------------------------------------------------------------------------------
Notes To Financial Statements (unaudited) continued

For the six months ended February 28, 1997, Chase Global Funds Services Company ("CGFSC"), received fees amounting to $12,903, for providing sub-transfer agency services to the Fund. CGFSC may from time to time perform certain sub-administrative duties for the Fund and is entitled to receive compensation for its services. All such compensation will be paid by Signature. For the six months ended February 28, 1997, CGFSC received no compensation from Signature for sub-administrative services.

       B. The Trust, on behalf of the Fund, has entered into administrative servicing agreements with U.S. Trust, BISYS and Mid Atlantic Capital Group Inc. (the "Shareholder Organizations") pursuant to which each Shareholder Organization, as agent for its customers, provides administrative support services. For its services, each Shareholder Organization may receive a fee from the Fund, which may not exceed, on an annualized basis, an amount equal to 0.40% of the average daily net assets of Fund shares owned by customers of the Shareholder Organization. For the six months ended February 28, 1997, the Shareholder Organizations received fees amounting to $65,084, net of $346,191 which was voluntarily waived, for providing shareholder servicing to the Fund.

       C. Independent Trustees receive an annual retainer of $4,000 and an additional $250 for each meeting of the Board of Trustees attended. In addition, the Trust reimburses independent Trustees for reasonable expenses incurred when acting in their capacity as Trustees.

(3) Investment Transactions

Additions and reductions in the Fund's investment in the Portfolio aggregated $2,034,551,281, and $2,050,163,009, respectively.

(4) Subsequent Event

Effective April 1, 1997, United States Trust Company of New York, CGFSC and Federated Administrative Services provide administrative services to the Fund and Edgewood Services, Inc., a wholly-owned subsidiary of Federated Investors, serves as distributor of the Fund.

Cash Reserves Portfolio
------------------------------------------------------
Portfolio Of Investments February 28, 1997 (unaudited)

                                                    Principal
                                                      Amount
Issuer                                            (000's omitted)     Value
--------------------------------------------------------------------------------
BANK NOTES--8.3%
Australia & New Zealand Bank
 5.90%, due 09/23/97 .......................          $ 75,000      $ 74,990,702
 5.645%, due 02/19/98 ......................           115,000       114,951,064
Bayerische Landesbank
 5.85%, due 09/29/97 .......................           100,000        99,972,487
Comerica Bank, Detroit
 5.77%, due 08/13/97 .......................           100,000        99,982,584
Morgan Guaranty Trust Co. ..................
 5.95%, due 06/06/97 .......................            75,000        74,990,630
                                                                    ------------
                                                                     464,887,467
                                                                    ------------
CERTIFICATES OF DEPOSIT
(EURODOLLARS)--4.5%
Abbey National PLC
 6.02%, due 07/29/97 .......................            75,000        75,000,000
Deutsche Bank
 6.00%, due 07/30/97 .......................           100,000       100,000,000
Sumitomo Bank
 5.50%, due 03/27/97 .......................            75,000        75,000,491
                                                                    ------------
                                                                     250,000,491
                                                                    ------------
CERTIFICATES OF DEPOSIT
(YANKEE)--35.5%
ABN Amro Bank
 5.68%, due 12/19/97 .......................           100,000        99,968,745
Australia & New Zealand Bank
 5.40%, due 03/25/97 .......................           100,000       100,001,819
 5.37%, due 03/31/97 .......................           100,000       100,000,000
Bank of Nova Scotia
 5.37%, due 03/10/97 .......................            50,000        50,000,000
Bank of Tokyo Mitsubishi New York
 5.52%, due 04/30/97 .......................            75,000        75,000,000
Banque Nationale de Paris
 5.37%, due 05/14/97 .......................           100,000       100,005,922
Bayerische Vereinsbank
 5.65%, due 02/10/98 .......................           100,000        99,981,928
Canadian Imperial Bank
 5.32%, due 03/07/97 .......................           250,000       250,000,000
Dai Ichi Kangyo Bank
 5.49%. due 03/03/97 .......................            95,000        95,000,000
 5.50%, due 03/14/97 .......................           100,000       100,000,000
 5.48%, due 05/19/97 .......................            50,000        49,999,736

                                                    Principal
                                                      Amount
Issuer                                            (000's omitted)     Value
--------------------------------------------------------------------------------
Deutsche Bank
 5.69%, due 10/28/97 .....................           $100,000     $   99,968,631
Morgan Guaranty Trust Co. ................
 5.91%, due 09/18/97 .....................             50,000         49,997,393
 5.71%, due 01/06/98 .....................            100,000         99,967,558
Royal Bank of Canada
 5.29%, due 07/09/97 .....................             25,000         24,994,032
 5.72%, due 10/29/97 .....................             52,000         51,983,588
 5.58%, due 12/11/97 .....................            130,000        129,901,640
Sanwa Bank
 5.44%, due 03/27/97 .....................            200,000        200,000,000
 5.51%, due 05/21/97 .....................            100,000        100,004,330
Societe Generale Bank
 5.75%, due 05/22/97 .....................            100,000         99,989,506
                                                                  --------------
                                                                   1,976,764,828
                                                                  --------------
ASSET BACKED--2.8%
Asset Backed Trust 1996
 5.43%, due 01/15/98 .....................            157,000        156,986,322
                                                                  --------------
COMMERCIAL PAPER--9.9%
Associate Corp. of North America
 5.43%, due 03/03/97 .....................            275,000        275,000,000
General Electric Capital Corp. ...........
 5.44%, due 03/03/97 .....................            125,000        125,000,000
 5.31%, due 03/31/97 .....................            150,000        149,380,500
                                                                  --------------
                                                                     549,380,500
                                                                  --------------
FLOATING RATE NOTES--20.6%
Abbey National Treasury Services
 5.29%, due 07/15/97 .....................            130,000        129,965,650
Banc One, Indianapolis
 5.29%, due 02/05/98 .....................            150,000        149,917,185
Banc One, Texas
 5.27%, due 09/04/97 .....................            100,000         99,960,973
C.I.T. Group Holding
 5.25%, due 03/05/97 .....................            200,000        199,998,718
Merrill Lynch & Co., Inc. ................
 5.41%, due 11/12/97 .....................            100,000         99,982,603
 5.40%, due 01/09/98 .....................            150,000        149,962,688

Cash Reserves Portfolio
----------------------------------------------------------------
Portfolio Of Investments February 28, 1997 (unaudited) continued

                                             Principal
                                               Amount
Issuer                                     (000's omitted)            Value
--------------------------------------------------------------------------------
Societe Generale North America, Inc. ....
 5.38%, due 01/15/98 ....................     $175,000            $  174,906,791
Strats Trust
 5.42%, due 12/15/97 ....................      139,500               139,476,523
                                                                  --------------
                                                                   1,144,171,131
                                                                  --------------
TIME DEPOSIT--14.7%
ABN Amro Canada
 5.50%, due 03/03/97 ....................       80,000                80,000,000
Chase Bank
 5.43%, due 03/03/97 ....................      201,492               201,492,000
Harris Trust & Savings Bank, Chicago
 5.43%, due 03/03/97 ....................      263,000               263,000,000
Nationsbank Charlotte, NC
 5.43%, due 03/03/97 ....................     $275,000            $  275,000,000
                                                                  --------------
                                                                     819,492,000
                                                                  --------------
UNITED STATES GOVERNMENT
AGENCY--2.7%
Federal Home Loan Bank
 6.00%, due 09/24/97 ....................      150,000               149,879,228
                                                                  --------------
Total Investments
   at Amortized Cost ....................         99.0%            5,511,561,967
Other Assets, Less Liabilities ..........          1.0                54,321,654
                                                 -----            --------------
Net Assets ..............................        100.0%           $5,565,883,621
                                                 =====            ==============


See notes to financial statements

Cash Reserves Portfolio
--------------------------------------------------------------------------------
Statement Of Assets And Liabilities February 28, 1997 (unaudited)

Assets:
Investments at value (Note 1A) ..............................     $5,511,561,967
Cash ........................................................                 24
Interest receivable .........................................         55,016,421
                                                                  --------------
    Total assets ............................................      5,566,578,412
                                                                  --------------
Liabilities:
Payable to affiliate--investment advisory fee (Note 2A) .....            325,041
Accrued expenses and other liabilities ......................            369,750
                                                                  --------------
    Total liabilities .......................................            694,791
                                                                  --------------
Net Assets ..................................................     $5,565,883,621
                                                                  ==============
Represented by:
Paid-in capital for beneficial interests ....................     $5,565,883,621
                                                                  ==============


Cash Reserves Portfolio
--------------------------------------------------------------------------------
Statement Of Operations
For the Six Months Ended February 28, 1997 (unaudited)

Interest Income (Note 1B) .......................                   $155,117,348
Expenses:
Investment advisory fees (Note 2A) ..............   $  4,125,237
Administrative fees (Note 2B) ...................      1,375,079
Custodian fees ..................................        552,581
Auditing fees ...................................         21,953
Legal fees ......................................         15,757
Trustees' fees ..................................         13,067
Other ...........................................        103,676
                                                    ------------
  Total expenses ................................      6,207,350

  Less aggregate amount waived by Investment
    Adviser and  Administrator (Notes 2A and 2B)      (3,423,585)
  Less fees paid indirectly (Note 1E) ...........           (242)
                                                    ------------
  Net expenses ..................................                      2,783,523
                                                                    ------------
  Net investment income .........................                   $152,333,825
                                                                    ============

See notes to financial statements

Cash Reserves Portfolio
--------------------------------------------------------------------------------
Statement Of Changes In Net Assets


                                           Six Months Ended       Year Ended
                                           February 28, 1997       August 31,
                                             (unaudited)             1996
                                           ----------------     ---------------
Increase (Decrease) in Net Assets from
Operations:
Net investment income ..................   $    152,333,825    $    230,781,560
                                           ----------------    ----------------

Capital Transactions:
Proceeds from contributions ............     15,188,816,956      24,522,122,636
Value of withdrawals ...................    (14,217,454,452)    (25,076,123,009)
                                           ----------------    ----------------
Net increase (decrease) in net assets
  from capital transactions ............        971,362,504        (554,000,373)
                                           ----------------    ----------------
Net Increase (Decrease) in Net Assets ..      1,123,696,329        (323,218,813)
Net Assets:
Beginning of period ....................      4,442,187,292       4,765,406,105
                                           ----------------    ----------------
End of period ..........................   $  5,565,883,621    $  4,442,187,292
                                           ================    ================






Cash Reserves Portfolio
--------------------------------------------------------------------------------
Financial Highlights


                                                                      Year Ended August 31,
                           Six Months Ended    --------------------------------------------------------------------------
                           February 28, 1997
                              (unaudited)       1996            1995           1994              1993              1992
                            ---------------  ----------       ----------    -----------       ----------       ----------

Ratios/Supplemental Data:
Net assets (000 omitted)       $5,565,884    $4,442,187      $4,765,406      $2,147,361        $781,470        $901,024
Ratio of expenses to average
 net assets                          0.10%+        0.10%           0.10%           0.11%           0.20%           0.25%
Ratio of net investment
 income to average net assets        5.54%+        5.64%           5.88%           3.87%           3.15%           4.42%

  Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

Ratios:
Expenses to average net assets       0.23%+        0.23%           0.23%           0.24%           0.25%           0.25%
Net investment income to average
 net assets                          5.41%+        5.50%           5.75%           3.74%           3.10%           4.42%

+ Annualized

See notes to financial statements

Cash Reserves Portfolio
--------------------------------------------------------------------------------
Notes To Financial Statements (unaudited)

(1) Significant Accounting Policies

Cash Reserves Portfolio (the "Portfolio") is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator and Citibank, N.A. ("Citibank") acts as the Investment Adviser.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Portfolio are as follows:

A. Valuation of Investments -- Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the U.S. Investment Company Act of 1940.

B. Interest Income and Expenses -- Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG.

C. U.S. Federal Income Taxes -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

D. Repurchase Agreements -- It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

E. Fees Paid Indirectly -- The Portfolio's custodian bank calculates its fees based on the Portfolio's average daily net assets. The fees are reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

F. Other -- Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

(2)  Investment Advisory Fees and Administrative Fees

A. Investment Advisory Fee -- The Investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $4,125,237, of which $2,048,506 was voluntarily waived for the six months ended February 28, 1997. The investment advisory fees are computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

B. Administrative Fees -- Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, are computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $1,375,079, all of which were voluntarily waived for the six months ended February 28, 1997. The Portfolio pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

Cash Reserves Portfolio
--------------------------------------------------------------------------------
Notes To Financial Statements (unaudited) continued (

3) Investment Transactions
Purchases, maturities and sales of money market instruments aggregated $162,421,475,694 and $161,327,365,569, respectively, for the six months ended February 28, 1997.

(4) Line of Credit
The Portfolio, along with other Landmark Funds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $40 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 1997, the commitment fee allocated to the Portfolio was $12,491. Since the line of credit was established, there have been no borrowings.

Administrators of the Fund
United States Trust Company of New York
114 West 47th Street
New York, NY 10036

Chase Global Funds Services Company
73 Tremont Street
Boston, MA 02108
(617) 557-8000

Federated Administrative Services
Federated Investment Tower
1001 Liberty Avenue
Pittsburgh, PA 15222

Investment Adviser of the Portfolio
Citibank, N.A.
153 East 53rd Street
New York, NY 10043

Transfer Agent of the Fund
United States Trust Company of New York
114 West 47th Street
New York, NY 10036

Sub-Transfer Agent of the Fund
Chase Global Funds Services Company
73 Tremont Street
Boston, MA 02108
(800) 909-1989

Custodian and Transfer Agent
of the Portfolio
State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Distributor of the Fund
Edgewood Services, Inc.
Clearing Operations
P.O. Box 897
Pittsburgh, PA 15230

Independent Accountants of the Fund
Price Waterhouse LLP
160 Federal Street
Boston, MA 02110


USTEXIMS97

                                   EXCELSIOR
                                     FUNDS











                                 Institutional
                                   Money Fund











                               Semi-Annual Report
                               February 28, 1997